UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

February 1, 2017 through February 28, 2017

Commission File Number of issuing entity: 000-20787-07

Central Index Key Number of issuing entity: 0001003509

AMERICAN EXPRESS CREDIT ACCOUNT

MASTER TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	Commission File Number of depositor:
333-113579-02	333-113579-01

Central Index Key Number of depositor:	Central Index Key Number of depositor:
0001283434	0001283435

American Express Receivables Financing Corporation III LLC	American Express Receivables Financing Corporation IV LLC
(Exact name of depositor as specified in its charter)	(Exact name of depositor as specified in its charter)

20-0942395	20-0942445
(I.R.S. Employer Identification Number of depositor)	(I.R.S. Employer Identification Number of depositor)

Central Index Key Number of sponsor:	Central Index Key Number of sponsor:
0000949348	0001647722

American Express Centurion Bank	American Express Bank, FSB
(Exact name of sponsor as specified in its charter)	(Exact name of sponsor as specified in its charter)

Jay Banerjee

(212) 640-0892

(Name and telephone number, including area code,

of the person to contact in connection with this filing)

New York	Not Applicable
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification Number of the issuing entity)

c/o The Bank of New York Mellon
101 Barclay Street, New York	10286
(Address of the principal executive offices of the issuing entity)	(Zip Code)

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Each class of Asset Backed Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

Previously reported information omitted from this report:

Date of the Previously Reported Information	Commission File Number	Central Index Key Number	Date of Filing	Date of the Previously Reported Information
Form 8-K	000-20787-07	0001003509	February 3, 2017	January 30, 2017
Form 424H	333-205964	0001003509	February 8, 2017	February 8, 2017
Form 424H	333-205964	0001003509	February 8, 2017	February 8, 2017
Form FWP	333-205964	0001003509	February 8, 2017	February 8, 2017
Form FWP	333-205964	0001003509	February 8, 2017	February 8, 2017
Form 8-K	000-20787-07	0001003509	February 15, 2017	February 14, 2017
Form 424B5	333-205964	0001003509	February 15, 2017	February 14, 2017
Form 424B5	333-205964	0001003509	February 15, 2017	February 14, 2017
Form 8-K	000-20787-07	0001003509	February 15, 2017	February 13, 2017
Form 8-K	000-20787-07	0001003509	February 22, 2017	February 21, 2017
Form 8-K	000-20787-07	0001003509	February 28, 2017	February 23, 2017

PART I - DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The information required by Item 1121 of Regulation AB is contained in the distribution report attached hereto as Exhibit 99.

Item 7.	Change in Sponsor Interest in the Securities.

On February 21, 2017 (the “Closing Date”), American Express Travel Related Services Company, Inc. (“TRS”), an affiliate of the Sponsors, purchased (i) $26,150,000 Class B Floating Rate Asset Backed Certificates, Series 2017-2 issued by the American Express Credit Account Master Trust, (ii) $131,429,000 Class 1 2.35% Secured Notes issued by the related American Express Credit Account Secured Note Trust 2017-1 and (iii) $52,299,000 Class 1 Floating Rate Secured Notes issued by the related American Express Credit Account Secured Note Trust 2017-2. In addition, on the Closing Date, the Depositors, affiliates of the Sponsors, purchased (i) $98,572,000 Class 2 5.64% Secured Notes issued by the related American Express Credit Account Secured Note Trust 2017-1 and (ii) $26,150,000 Class 2 Floating Rate Secured Notes issued by the related American Express Credit Account Secured Note Trust 2017-2. The interest in such securities retained by affiliates of the Sponsors is not held to satisfy legal requirements regarding the credit risk retention rules of Regulation RR.

The information regarding the interest retained to satisfy legal requirements regarding the credit risk retention rules of Regulation RR is provided in the table below:

CREDIT RISK RETENTION	As of the last day of Monthly Period	As of the last day of Prior Monthly Period

Required Seller’s Interest Amount	$771,453,350.00	$601,102,250.00

Seller’s Interest Amount	$7,779,511,708.67	$11,939,784,766.34

Seller’s Interest Percentage	50.42%	99.32%

As of the last day of the reporting period, approximately 73.28% of the Transferors’ Interest is allocated to RFC III, and approximately 26.72% of the Transferors’ Interest is allocated to RFC IV.

PART II - OTHER INFORMATION

Item 10.	Exhibits.

Exhibit No.	Description

99	Monthly Servicer’s Certificate for the Monthly Period ending February 28, 2017 and the March 15, 2017 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: March 15, 2017

American Express Receivables Financing
Corporation III LLC, Depositor

By:	/s/ Denise D. Roberts
Name:	Denise D. Roberts
Title:	President

American Express Receivables Financing Corporation IV LLC, Depositor

By:	/s/ Denise D. Roberts
Name:	Denise D. Roberts
Title:	President